Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
25 Leases

Accounting policies
Leases
A lease is defined as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for
consideration. At the date at which the underlying asset is made available for Equinor, the present value of future lease payments
(including extension options considered reasonably certain to be exercised) is recognised as a lease liability. The present value is
calculated using Equinor’s incremental borrowing rate. A corresponding right-of-use

(RoU) asset is recognised, including lease
payments and direct costs incurred at the commencement date. Lease payments are reflected as interest expense and a reduction of
lease liabilities. The RoU assets are depreciated over the shorter of each contract’s term and the assets’ useful life.
Short term leases (12 months or less) and leases of low value assets are expensed or (if appropriate)

capitalised as incurred,
depending on the activity in which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and vessel leases, involve several additional services and components, including
personnel cost, maintenance, drilling related activities, and other items. For a number of these contracts, the additional services
represent a not inconsiderable portion of the total contract value. Non-lease components within lease contracts are accounted for
separately for all underlying classes of assets and reflected in the relevant expense category or (if appropriate) capitalised as
incurred, depending on the activity involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of IFRS 16 Leases requires evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement and
consequently whether such contracts should be reflected gross (100%) in the operator’s financial statements, or according to each
joint operation partner’s proportionate share of the lease.
In many cases where an operator is the sole signatory to a lease contract of an asset to be used in the activities of a specific joint
operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for
Equinor as this includes the Norwegian continental shelf (NCS), the concessions granted by the authorities establish both a right and
an obligation for the operator to enter into necessary agreements in the name of the joint operations

(licences).
As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the
lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine whether the operator is the sole lessee in the external lease arrangement, and if so, whether the billings to partners may represent
sub-leases, or whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate
share of the lease. Where all partners in a licence are considered to share the primary responsibility for lease payments under a
contract, Equinor’s proportionate share of the related lease liability and RoU asset will be recognised net by Equinor. When Equinor is
considered to have the primary responsibility for the full external lease payments, the lease liability is recognised gross (100%).
Equinor leases certain assets, notably drilling rigs, transportation vessels, storages and office facilities for operational activities.
Equinor is mostly a lessee, and the use of leases serves operational purposes rather than as a tool for financing.

Information related to lease payments and lease

liabilities
(in USD million) 2023 2022
Lease liabilities at 1 January 3,667 3,562
New leases, including remeasurements and cancellations 1,379 1,644
Gross lease payments (1,590) (1,484)
Lease interest 138 95
Lease repayments

(1,451) (1,451) (1,389) (1,389)
Foreign currency translation effects (25) (149)

Lease liabilities at 31 December 3,570 3,667
Current lease liabilities 1,279 1,258
Non-current lease liabilities 2,291 2,409
Equinor recognised revenues of USD 337

million in 2023 and USD
319

million in 2022 related to lease costs recovered from licence partners related to lease contracts being recognised gross by Equinor.
Commitments relating to lease contracts which had not yet commenced at year-end are included within Other commitments in note

26 Other commitments, contingent liabilities and contingent assets.
A maturity profile based on undiscounted contractual cash flows for lease liabilities is disclosed in note 4 Financial risk and capital
management.

Non-current lease liabilities maturity profile
At 31 December
(in USD million) 2023 2022
Year 2 and 3 1,342 1,360
Year 4 and 5 470 483
After 5 years 478 566
Total repayment of non-current lease liabilities 2,291 2,409
The Right of use assets are included within the line item Property, plant and equipment in the Consolidated balance sheet. See also note 12 Property, plant and equipment.